Employee Benefit Plan, Summary of Accounting Policy (Tables) - EBP 001	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	Basis of accounting: The financial statements of the Plan are prepared under the accrual method of accounting.
EBP, Investment	Valuation of investments and income recognition: Investments are reported at fair value. See Note 3 for discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan's gains and losses on investments sold as well as held during the year.
EBP, Note Receivable from Participant	Notes receivable from participants: Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. No allowance for credit losses was recorded at December 31, 2025 or 2024. Delinquent loans are treated as distributions based upon the terms of the plan document. Notes receivable from participants have been classified as an investment asset for Form 5500 reporting purposes and, accordingly, have been included as an investment in supplemental schedule, Schedule H, Part IV, Line 4i-Schedule of Assets (held at end of year).
EBP, Expense
Administrative fees: Certain administrative functions are performed by officers and employees of the Company. No such officer or employee receives compensation from the Plan. Loan administration and other participant requested services fees are charged directly to the participant's account and are included in administrative fees. Quarterly asset management and periodic compliance testing fees are paid directly by the Company, and are excluded from these financial statements.

EBP, Payment to Participant	Payments of benefits: Benefits are recorded when paid.
EBP, Use of Estimate
Accounting estimates and assumptions: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Risk and Uncertainty
Risks and uncertainties: The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported on the Statement of Net Assets Available for Benefits as of December 31, 2025.

EBP, Plan Assets Invested in Company Common Stock, Percent	12.20%	14.00%